Note 8 - Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Disclosure Text Block [Abstract]
Certificates of Deposit, at Carrying Value	$ 41.5	$ 41.8	$ 44.7